Item 1. Report to Shareholders


T. Rowe Price Institutional Emerging Markets Equity Fund

Certified Annual Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report


Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


Institutional Emerging Markets Equity Fund

[Graphic Omitted]

             Institutional           MSCI Emerging
             Emerging Markets        Markets Free
             Equity Fund             Index

10/02        10000                   10000
1/03         9950                    10288
4/03         10070                   10593
7/03         12042                   12752
10/03        14194                   14874


Average Annual Compound Total Return
--------------------------------------------------------------------------------
Period Ended 10/31/03                                      1 Year*
--------------------------------------------------------------------------------
Institutional Emerging Markets Equity Fund                  41.94%
MSCI Emerging Markets Free Index                            48.74
Lipper Emerging Markets Funds Average                       46.96

*The portfolio's inception date is 10/31/02.

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot guarantee future results.


Dear Shareholder,

We are pleased to report that emerging market stocks posted strong returns, and your fund returned 41.94% during the 12 months ended October 31, 2003. As you can see in the table at the lower left, the portfolio's returns lagged its peer group, the Lipper Emerging Markets Funds Average, and the MSCI Emerging Markets Free Index. Sector allocation decisions were the largest factor in underperformance versus the benchmark.

As you know, the portfolio's objective is long-term capital growth through investments in common stocks of large and small companies located, or with primary operations, in emerging markets. These investments are broadly diversified across emerging markets in Europe, Latin America, the Middle East, and the Pacific Rim. Nevertheless, the portfolio's concentration in developing economies increases its risk level.


Major International Index Returns
--------------------------------------------------------------------------------
                                              12-Month
Period Ended 10/31/03                           Return

MSCI Emerging Europe and
Middle East Index                                52.12%
MSCI EMF Latin America Index                     59.75
MSCI EAFE Index                                  27.57
MSCI Japan Index                                 33.18
MSCI Pacific Ex-Japan                            37.19

The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong gains that were led by emerging markets. The MSCI Emerging Europe and Middle East Index and the Latin America Index performed better than the developed market MSCI EAFE (Europe, Australasia, and Far East) and Japan benchmarks.

[Graphic Omitted]

Geographic Diversification

Pacific Rim                52%
Latin America              15%
Other and Reserves         14%
Europe                     11%
Middle East                 8%

Based on net assets as of 10/31/03.

The Geographic Diversification table shows the portfolio's geographic profile as of October 31, 2003. Our largest regional exposure is in the Pacific Rim where we see domestic economic improvement. In recent months, we increased our allocation in the Far East and have trimmed exposure to stocks in Latin America and Europe.

Largest Country Allocations and Performance

(In U.S. Dollar Terms)                          Percent of             12-Month
Period Ended 10/31/03                           Net Assets               Return
--------------------------------------------------------------------------------
South Korea                                          18.10%               30.50%
Taiwan                                               12.40                41.85
Brazil                                                9.50                90.59
India                                                 9.10                74.48
Russia                                                5.40                50.02

Source: RIMES Online, using MSCI indices.

The Largest Country Allocations and Performance table shows how the fund's largest markets performed over the past year. All of our largest country allocations performed well, led by Brazil and India (the third- and fourth-largest allocations, respectively). The South Korean market, our largest country allocation, gained 30.50% for the past 12 months.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

November 21, 2003

Financial Highlights
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report


                                                        For a share outstanding
                                                          throughout the period
--------------------------------------------------------------------------------
                                                                       10/31/02
                                                                        Through
                                                                       10/31/03

NET ASSET VALUE
Beginning of period                                        $              10.00

Investment activities
  Net investment income (loss)                                             0.09
  Net realized and
  unrealized gain (loss)                                                   4.10

  Total from
  investment activities                                                    4.19

Distributions
  Net investment income                                                   (0.01)

NET ASSET VALUE
End of period                                              $              14.18
                                                           --------------------


Ratios/Supplemental Data

Total return^                                                             41.94%

Ratio of total expenses
to average net assets                                                      1.10%

Ratio of net investment
income (loss) to average
net assets                                                                 1.34%

Portfolio turnover rate                                                    70.4%

Net assets, end of period
(in thousands)                                             $             15,650


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments(ss.)
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
October 31, 2003



                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands


BRAZIL  9.5%

Common Stocks  7.8%
Companhia de Bebidas ADR (USD)                       7,500      $           159
Companhia Siderurgica
    Nacional                                     2,425,700                  100
Companhia Vale do Rio Doce ADR
    (1 ADR represents
    1 common share) (USD)                              100                    5
Companhia Vale do Rio Doce ADR
    (1 ADR represents
    1 preferred A share) (USD)                       5,700                  230
Embraer Aircraft ADR (USD)                           1,300                   34
Petrobras ADR (USD)                                 15,600                  339
Telebras ADR (USD)                                   6,490                  223
Telesp Celular Participacoes
    ADR (USD) *                                     22,100                  126
                                                                          1,216

Preferred Stocks  1.7%
Banco Bradesco                                   9,351,798                   39
Banco Itau Holding Financeira                    1,189,800                   98
Cia Energetica Minas
    Gerais (Cemig)                               6,419,000                   95
Gerdau                                               2,100                   31
                                                                            263
Total Brazil (Cost $1,208)                                                1,479


CAYMAN ISLANDS  0.5%

Common Stocks  0.5%
tom.com (HKD) *                                    234,000                   75
Total Cayman Islands (Cost $72)                                              75


CHINA  0.4%

Common Stocks  0.4%
BYD (HKD)                                           21,000                   55
Total China (Cost $49)                                                       55

CZECH REPUBLIC  0.3%
Common Stocks  0.3%
Komercni Banka                                         511                   46
Total Czech Republic (Cost $39)                                              46

ESTONIA  0.2%
Common Stocks  0.2%
Eesti Telekom GDR (USD)                              1,549                   38
Total Estonia (Cost $30)                                                     38


HONG KONG  2.8%

Common Stocks  2.8%
China Insurance                                     62,000      $            41
China Mobile (Hong Kong)                           114,500                  325
CNOOC                                               36,500                   69
Total Hong Kong (Cost $363)                                                 435


HUNGARY  0.9%

Common Stocks  0.9%
Gedeon Richter                                       1,410                  145
Total Hungary (Cost $102)                                                   145


INDIA  9.1%

Common Stocks  9.1%
Arvind Mills *                                      46,036                   46
Bharti Tele-Ventures *                              49,000                   97
Gail India                                          23,500                   85
HDFC Bank                                           12,000                   84
HDFC Bank ADR (USD)                                    900                   23
I-Flex Solutions                                     4,400                   67
Indian Hotels                                          200                    2
ITC                                                  4,860                   93
Larsen & Toubro                                     10,700                   96
Mahindra & Mahindra                                 32,700                  246
Maruti Udyog *                                      25,400                  182
Maruti Udyog
    (Restricted shares) *                            2,200                   16
Tata Motors                                          8,900                   74
Tata Tea                                             9,000                   52
Zee Telefilms                                       84,600                  256
Total India (Cost $1,020)                                                 1,419


INDONESIA  0.5%

Common Stocks  0.5%
Indocement Tunggal, 144A *                          64,000                   15
PT Semen Cibinong *                                382,500                   16
Telekom Indonesia                                   78,000                   55
Total Indonesia (Cost $66)                                                   86


ISRAEL  2.6%

Common Stocks  2.6%
Check Point Software
    Technologies (USD) *                             5,995                  102
Partner Communications
    ADR (USD) *                                     18,540                  133

Teva Pharmaceutical ADR (USD)                        2,940      $           167
Total Israel (Cost $300)                                                    402


LUXEMBOURG  0.5%

Common Stocks  0.5%
Tenaris ADR (USD)                                    3,000                   82
Total Luxembourg (Cost $77)                                                  82


MALAYSIA  4.5%

Common Stocks  4.5%
Berjaya Sports Toto                                 98,500                  113
CIMB Berhad                                         66,500                   80
Gamuda Berhad                                       33,400                   67
Hong Leong Bank                                     55,600                   80
IJM                                                 32,900                   45
Magnum                                             124,700                   93
Malayan Banking Berhad                              20,600                   55
MK Land Holdings                                   104,700                   62
Multi-Purpose Holdings *                           129,500                   42
SP Setia                                            38,000                   36
Symphony House Berhad *                             74,000                   37
Total Malaysia (Cost $627)                                                  710


MEXICO  5.0%

Common Stocks  5.0%
America Movil
    ADR, Series L (USD)                             10,200                  243
Cemex                                               14,861                   71
Grupo Aeroportuario del
    Sureste ADR (USD)                                1,200                   21
Grupo Financiero BBVA
    Bancomer, Series B *                           129,800                  110
Grupo Modelo, Series C                              12,000                   30
Grupo Televisa ADR (USD)                             1,924                   75
Telmex ADR, Series L (USD)                           2,139                   69
Wal-Mart de Mexico                                  59,200                  165
Total Mexico (Cost $676)                                                    784


POLAND  0.6%

Common Stocks  0.6%
Telekomunikacja Polska                              25,400                   89
Total Poland (Cost $85)                                                      89


RUSSIA  5.4%

Common Stocks  5.4%
AO VimpelCom ADR (USD) *                               600      $            39
Gazprom ADR (USD)                                    5,000                  120
GMK Norilsk Nickel (USD)                             1,600                   82
Lukoil (USD)                                         2,970                   60
Lukoil ADR (USD)                                     2,530                  206
Mobile Telesystems ADR (USD)                         1,300                  101
Sberbank RF (USD)                                      389                   98
YUKOS ADR (USD)                                      3,030                  142
Total Russia (Cost $702)                                                    848


SOUTH AFRICA  5.2%

Common Stocks  5.2%
ABSA Group                                          14,600                   85
African Bank Investments                            50,100                   60
Impala Platinum Holdings                             2,960                  273
Nedcor                                               8,900                   82
Pick 'N Pay Stores                                  21,900                   47
Sanlam                                             120,990                  149
Standard Band Group                                  7,900                   38
Telkom South Africa *                               11,300                   88
Total South Africa (Cost $676)                                              822


SOUTH KOREA  18.1%

Common Stocks  16.5%
Amorepacific                                           500                   69
Daewoo Shipbuilding & Marine
    Engineering *                                    3,060                   41
Daewoo Shipbuilding & Marine
    Engineering GDR (USD) *                            900                   23
Daewoo Shipbuilding & Marine
    Engineering GDR
    144A (USD)*                                      1,400                   37
Hanwha Chemical *                                   13,810                   96
Kook Soon Dang                                         207                    4
Kookmin Bank                                         7,040                  257
Kookmin Bank ADR (USD)                                 600                   22
Korean Air Lines                                     4,300                   57
Kumgang Korea Chemical                               1,220                  103
LG Card                                              4,710                   48
LG Chemical                                          1,400                   56
LG Home Shopping                                       980                   48
LG International                                     7,880                   48

Lotte Chilsung Beverage                                210      $           106
Lotte Confectionery                                    100                   44
NCsoft                                                 730                   39
POSCO                                                  610                   71
Pusan Bank                                          14,000                   76
Samsung Electronics                                  1,970                  782
Samsung Fire & Marine Insurance                      2,000                  114
Shinhan Financial                                    7,500                  108
Shinsegae                                              360                   72
South Korea Telecom                                  1,500                  265
                                                                          2,586

Preferred Stocks  1.6%
Hyundai Motor                                        7,270                  120
Samsung Electronics                                    620                  123
                                                                            243
Total South Korea (Cost $2,494)                                           2,829


SWITZERLAND  0.7%

Common Stocks  0.7%
Compagnie Financiere Richemont                         100                    3
Compagnie Financiere Richemont
    ADR (ZAR)                                       44,400                  101
Total Switzerland (Cost $92)                                                104


TAIWAN  12.4%

Common Stocks  12.4%
Accton Technology                                   31,351                   19
Acer                                                78,685                  116
Advantech                                           37,639                   57
Basso Industry                                      21,000                   42
Benq GDR, 144A (USD)                                 9,000                   58
China Trust Finance Holdings                        92,380                   96
Delta Electronics                                    3,650                    5
EVA Airways                                        115,000                   49
EVA Airways (Bonus shares)                           1,820                    1
Evergreen Marine                                   100,440                   88
First Financial Holdings *                          86,000                   58
Formosa Plastic                                     73,680                  113
Fubon Financial Holdings                            78,000                   82
Hon Hai Precision Industry                          26,000                  116
Nan Ya Plastic                                      68,760                   92
Phoenixtec Power                                    49,180                   59
Polaris Securities                                 101,280                   50
Quanta Computer                                     22,500                   61
Ritek *                                            109,000                   77
Taishin Financial Holdings                         102,000      $            72
Taiwan Cellular                                     62,000                   56
Taiwan Semiconductor
    Manufacturing                                  134,640                  266
United Microelectronics                            152,248                  139
Vanguard International
    Semiconductor *                                372,000                  127
Wan Hai Lines                                       42,620                   42
Total Taiwan (Cost $1,640)                           1,941


THAILAND  3.9%

Common Stocks  3.9%
Advanced Info Service                               53,300                   83
Bangkok Bank NVDR *                                 60,000                  129
Italian-Thai Development *                          63,400                  137
Italian-Thai Development NVDR                        2,500                    5
Kasikornbank Public NVDR *                          69,000                   73
Land & Houses NVDR                                 222,300                   67
Siam Commercial Bank *                             114,000                  118
Total Thailand (Cost $421)                                                  612


TURKEY  4.9%

Common Stocks  4.9%
Akbank                                          15,382,899                   72
Anadolu Efes Biracilik
    ve Malt Sanayii                              3,917,750                   48
Dogan Yayin Holding *                           81,409,840                  227
Hurriyet Gazete *                               37,734,324                  100
Turkcell Iletisim Hizmetleri *                  32,171,300                  245
Turkiye Garanti Bankasi *                       33,466,784                   78
Total Turkey (Cost $551)                                                    770


UNITED KINGDOM  2.0%

Common Stocks  2.0%
Anglo American (ZAR)                                14,300                  291
Astro All Asia Networks (MYR) *                     20,000                   25
Total United Kingdom (Cost $258)                                            316


SHORT-TERM INVESTMENTS  3.1%

Money Market Funds  3.1%
T. Rowe Price Reserve
Investment Fund, 1.10% #                           487,956                  488
Total Short-Term
Investments (Cost $488)                                                     488

T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
October 31, 2003


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

93.1% of Net Assets (Cost $12,036)                              $        14,575

Other Assets Less Liabilities                                             1,075

NET ASSETS                                                      $        15,650
                                                                ---------------


(ss.)Denominated in currency of the country of incorporation unless otherwise noted
   # Seven-day yield
   * Non-income producing
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $110,000 and represents 0.7% of net assets
 ADR American Depository Receipts
 GDR Global Depository Receipts
 HKD Hong Kong dollar
 MYR Malaysian ringgit
NVDR Non Voting Depository Receipt
 USD United States dollar
 ZAR South African rand


The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
October 31, 2003
In thousands


Assets

Investments in securities, at value (Cost $12,036)         $             14,575

Receivable for shares sold                                                  974

Other assets                                                                482

Total assets                                                             16,031


Liabilities

Total liabilities                                                           381


NET ASSETS                                                 $             15,650
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 88

Undistributed net realized gain (loss)                                      263

Net unrealized gain (loss)                                                2,534

Paid-in-capital applicable to 1,103,497 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       12,765

NET ASSETS                                                 $             15,650
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              14.18
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
In thousands


                                                                       10/31/02
                                                                        Through
                                                                       10/31/03

Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $21)                   $                172
  Interest                                                                    1
  Total income                                                              173

Investment management and administrative expense                             78
Net investment income (loss)                                                 95

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                273
  Foreign currency transactions                                             (17)
  Net realized gain (loss)                                                  256

Change in net unrealized gain (loss)
  Securities (net of increase in deferred
  foreign taxes of $5)                                                    2,534

Net realized and unrealized gain (loss)                                   2,790

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              2,885
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
In thousands


                                                                       10/31/02
                                                                        Through
                                                                       10/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                             $                 95
  Net realized gain (loss)                                                  256
  Change in net unrealized gain (loss)                                    2,534
  Increase (decrease) in net assets from operations                       2,885

Distributions to shareholders
  Net investment income                                                      (2)

Capital share transactions *
  Shares sold                                                            12,921
  Distributions reinvested                                                    2
  Shares redeemed                                                          (156)
  Increase (decrease) in net assets from capital
  share transactions                                                     12,767

Net Assets

Increase (decrease) during period                                        15,650
Beginning of period                                                          --

End of period                                              $             15,650
                                                           --------------------

*Share information
  Shares sold                                                             1,116
  Distributions reinvested                                                   --
  Shares redeemed                                                           (13)
  Increase (decrease) in shares outstanding                               1,103


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report
October 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 31, 2002. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At October 31, 2003, approximately 86% of the fund's net assets were invested in securities of companies located in emerging markets or denominated in the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,035,000 and $4,767,000, respectively, for the year ended October 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $2,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $          2,639,000

Unrealized depreciation                                                (105,000)

Net unrealized appreciation (depreciation)                            2,534,000

Undistributed ordinary income                                           351,000

Paid-in capital                                                      12,765,000

Net assets                                                 $         15,650,000
                                                           --------------------


For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to nondeductible organizational expenses. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $             (5,000)

Undistributed net realized gain                                           7,000

Paid-in capital                                                          (2,000)


At October 31, 2003, the cost of investments for federal income tax purposes was $12,036,000.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At October 31, 2003, the fund had a deferred tax liability of $5,000.


NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 1.10% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $14,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $3,000.

T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report


Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional International Funds, Inc.and Shareholders of T. Rowe Price Institutional Emerging Markets Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Emerging Markets Equity Fund (one of the portfolios comprising T. Rowe Price Institutional International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $136,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $181,000 and foreign taxes paid of $29,000.

T. Rowe Price Institutional Emerging Markets Equity Fund
Certified Annual Report


About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of
Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors


Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
1991
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1989
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors


Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
2002
[106]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services,
Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional International Funds

M. David Testa
(4/22/44)
1989
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, Institutional International Funds

*Each inside director serves until retirement, resignation, or election of a successor.



Officers


Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------
Christopher D. Alderson (3/29/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, Institutional International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, Institutional International Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Institutional International Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

George A. Murnaghan (5/1/56)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

R. Todd Ruppert (5/7/56)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and President, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

James B.M. Seddon (6/17/64)
Vice President, Institutional International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Julie L. Waples (6/12/70)
Vice President, Institutional International Funds
Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Vice President, Institutional International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

William F. Wendler II, CFA (3/14/62)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Edward A. Wiese, CFA (4/12/59)
Vice President, Institutional International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003